Organization and Description of Business (Details)				12 Months Ended
	Oct. 04, 2024 shares	Apr. 12, 2023 USD ($)	Jun. 03, 2022 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 24, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares	Feb. 09, 2023	Sep. 29, 2016 USD ($)	Sep. 29, 2016 HKD ($)	Apr. 22, 2015 USD ($)	Apr. 22, 2015 HKD ($)
Organization and Description of Business [Line Items]
Net assets deficits (in Dollars) | $		$ 5,200
Additional paid-in capital (in Dollars) | $		705,200
Shares authorized	10,000,000
Price per share (in Dollars per share) | $ / shares			$ 5
Business Combination [Member]
Organization and Description of Business [Line Items]
Cash consideration (in Dollars) | $		$ 700,000
ZYSL [Member]
Organization and Description of Business [Line Items]
Registered capital										$ 5,300,000	$ 41,400,000
ZYCL [Member]
Organization and Description of Business [Line Items]
Registered capital								$ 600,000	$ 5,000,000
Class A Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares				$ 0.001		$ 0.001
Vote per share	one
Shares authorized				900,000,000		900,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Description of Business [Line Items]
Shares authorized					1,000,000,000
Class A Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member]
Organization and Description of Business [Line Items]
Shares authorized					990,000,000
Class A Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member]
Organization and Description of Business [Line Items]
Shares authorized					900,000,000
Class B Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares				$ 0.001		$ 0.001
Vote per share	fifty
Shares authorized				100,000,000		100,000,000
Unissued ordinary share	10,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Description of Business [Line Items]
Shares authorized					1,000,000,000
Class B Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member]
Organization and Description of Business [Line Items]
Shares authorized					100,000,000
Class B Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member]
Organization and Description of Business [Line Items]
Shares authorized					10,000,000
Unissued Class A Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Description of Business [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares					$ 0.001
Shares authorized					90,000,000
Unissued Class B Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Description of Business [Line Items]
Ordinary shares, par value per share (in Dollars per share) | $ / shares					$ 0.001
Shares authorized					90,000,000
IPO [Member]
Organization and Description of Business [Line Items]
Issuance of ordinary shares			5,000,000
Gross proceeds (in Dollars) | $			$ 22,492,840	$ 25,000,000
ZYIL [Member]
Organization and Description of Business [Line Items]
Ownership percentage							100.00%
ZYAL [Member]
Organization and Description of Business [Line Items]
Ownership percentage		100.00%
Ms. Yang Junli [Member]
Organization and Description of Business [Line Items]
Ownership percentage				55.50%
Ms. Ji An [Member]
Organization and Description of Business [Line Items]
Ownership percentage				20.20%
Mr. Chen Tseng Yuan [Member]
Organization and Description of Business [Line Items]
Ownership percentage				10.00%
Ms. Lo Yung Yung [Member]
Organization and Description of Business [Line Items]
Ownership percentage				8.30%
Ms. Chen Hong [Member]
Organization and Description of Business [Line Items]
Ownership percentage				4.00%
Mr. Li Jian [Member]
Organization and Description of Business [Line Items]
Ownership percentage				2.00%